Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Subsequent Events [Line Items]
Subsequent Events
(10)	Subsequent Events

In preparing the financial statements, management of the Plan has evaluated events and transactions for potential recognition or disclosure through June 25, 2026, the date that the financial statements were available to be issued, and noted no subsequent events requiring disclosure.